EARNINGS PER SHARE - Antidilutive Shares (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (shares)	22,415
Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (shares)	7,500